Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net earnings	$ 496,084	$ 815,790	$ 585,529
Adjustments:
Depreciation	625,757	652,000	535,852
Amortization	74,260	72,423	74,356
Stock-based compensation	45,794	46,384	47,450
Deferred income taxes	(82,518)	90,864	56,564
Distributions from affiliates	15,132	53,738	8,708
Equity in earnings of unconsolidated affiliates	(5,329)	(13,505)	(9,297)
Impairments and losses on assets	244,833	25,393	14,000
Changes in assets and liabilities (exclusive of acquisitions and dispositions):
Accounts receivable	655,489	(179,181)	(103,649)
Inventories	593,830	(45,963)	(298,074)
Accounts payable	(438,788)	(111,859)	39,489
Federal income taxes	62,656	(111,687)	77,950
Salaries, wages and related accruals	(56,267)	67,973	7,155
Other operating activities	(73,890)	(19,472)	41,916
Cash provided by operating activities	2,157,043	1,342,898	1,077,949
Investing activities:
Capital expenditures	(374,123)	(667,982)	(1,196,952)
Investment in and advances to affiliates	(80,409)	(97,841)	(85,053)
Repayment of advances to affiliates		122,000	54,500
Disposition of plant and equipment	29,390	36,563	34,097
Acquisitions (net of cash acquired)	(19,089)	(768,581)
Purchases of investments	(111,927)	(100,000)	(19,349)
Proceeds from the sale of investments	111,452	27,529	92,761
Proceeds from the sale of restricted investments			148,725
Changes in restricted cash			126,438
Other investing activities	3,010	10,250	4,863
Cash used in investing activities	(441,696)	(1,438,062)	(839,970)
Financing activities:
Net change in short-term debt	(155,816)	178,308	(671)
Repayment of long-term debt	(16,300)	(5,358)	(250,000)
Proceeds from issuance of long-term debt, net of discount			999,100
Bond issuance costs			(7,625)
Issuance of common stock	424	5,614
Excess tax benefits from stock-based compensation	2,000	3,400	2,955
Distributions to noncontrolling interests	(71,938)	(63,705)	(76,798)
Cash dividends	(479,432)	(475,123)	(471,028)
Acquisition of treasury stock	(66,505)	0	0
Other financing activities	(2,184)	(2,183)	111
Cash (used in) provided by financing activities	(789,751)	(359,047)	196,044
Effect of exchange rate changes on cash	(10,271)	(4,897)	(3,633)
Increase (decrease) in cash and cash equivalents	915,325	(459,108)	430,390
Cash and cash equivalents-beginning of year	1,024,144	1,483,252	1,052,862
Cash and cash equivalents-end of year	1,939,469	1,024,144	1,483,252
Non-cash investing activity:
Change in accrued plant and equipment purchases	$ (9,355)	$ (99,115)	$ 33,467